Shareholder's Equity - Schedule of changes in treasury shares (Detail) R$ / shares in Units, R$ in Thousands	6 Months Ended
Jun. 30, 2020 BRL (R$) R$ / shares shares
Disclosure of classes of share capital [line items]
Balance at beginning of period	R$ 0
Acquisition	54,936
Balance at end of period	13,955
Treasury shares [member]
Disclosure of classes of share capital [line items]
Balance at beginning of period
Initial share capital (in shares) | shares
Average price per share, outstanding at beginning of period | R$ / shares
Used	R$ (40,981)
Used (in shares) | shares	(740,697)
Average price per share, issued | R$ / shares	R$ 55.33
Acquisition	R$ 54,936
Acquisition (in shares) | shares	1,114,460
Average price per share, purchased | R$ / shares	R$ 49.29
Balance at end of period	R$ 13,955
Total shares capital subscribed and paid-up (in shares) | shares	373,763
Average price per share, outstanding at end of period | R$ / shares	R$ 37.34
Treasury shares [member] | Minimum [Member]
Disclosure of classes of share capital [line items]
Average price per share, outstanding at end of period | R$ / shares	29.75
Treasury shares [member] | Maximum [Member]
Disclosure of classes of share capital [line items]
Average price per share, outstanding at end of period | R$ / shares	R$ 49.71